Condensed Consolidated Statements of Cash Flows (Ensysce Biosciences, Inc.) - USD ($)	3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss	$ (1,151,692)	$ 887,162	$ 1,792,718	$ 1,117,163	$ 2,679,880	$ 1,536,065	$ 6,889,453	$ 1,889,288	$ 4,310,769	$ (1,067,296)	$ 2,053,783
Changes in operating assets and liabilities:
Net cash used in operating activities	(266,168)		(234,388)						(864,439)	(1,424,792)
Cash flows from financing activities:
Proceeds from issuance of promissory notes										566,268
Net cash provided by (used in) financing activities	297,500		(135,283,492)						(183,551,163)	(11,025,845)
Increase (decrease) in cash and cash equivalents	(31,168)		(893,200)						(1,011,949)	(597,247)
Cash – Beginning	49,202	167,951	1,061,151	1,658,398	1,061,151	1,658,398	1,061,151	1,658,398	1,061,151	1,658,398
Cash – Ending	18,034		167,951						49,202	1,061,151	1,658,398
Supplemental cash flow information:
Income tax payments									125,701	525,000
Supplemental disclosure of non-cash investing and financing activities:
Net cash provided by financing activities	297,500		(135,283,492)						(183,551,163)	(11,025,845)
Ensysce Biosciences, Inc [Member]
Cash flows from operating activities:
Net loss	(911,692)		(1,023,247)						(160,875)	(10,102,280)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	51		50						201	201
Accrued interest	173,422		83,438						381,886	292,260
Accretion of discounts on promissory notes	174,413		246,211						613,610	666,689
Change in fair value of embedded derivative	39,586		439,334						(2,447,908)	575,087
Stock-based compensation	43,820		32,486						178,679	6,035,433
Lease cost	(589)								1,962
Changes in operating assets and liabilities:
Accounts receivable									173,552	(173,552)
Unbilled receivable			34,243
Prepaid expenses and other assets	51,244		(294,993)						(25,401)	70,332
Accounts payable	(92,184)		148,943						1,183,820	372,928
Accrued expenses and other liabilities	4,780		30,117						(1,146,868)	1,327,639
Net cash used in operating activities	(517,149)		(303,418)						(1,247,342)	(935,263)
Cash flows from financing activities:
Proceeds from issuance of promissory notes	50,000								700,000	400,000
Proceeds from issuance of promissory notes to related parties	300,000		200,000						400,000	100,000
Contribution from noncontrolling interest									20
Proceeds from exercise of stock options	262,862
Net cash provided by (used in) financing activities	612,862		200,000						1,100,020	500,000
Increase (decrease) in cash and cash equivalents	95,713		(103,418)						(147,322)	(435,263)
Cash – Beginning	194,214	$ 238,118	341,536	$ 776,799	$ 341,536	$ 776,799	$ 341,536	$ 776,799	341,536	776,799
Cash – Ending	289,927		238,118						194,214	341,536	$ 776,799
Supplemental cash flow information:
Income tax payments	1,600		1,600						1,600	1,600
Supplemental disclosure of non-cash investing and financing activities:
Adoption of ASC 842									25,500
Fair value of embedded derivative at issuance	3,052		181,541						471,823	414,188
Net cash provided by financing activities	612,862		200,000						$ 1,100,020	$ 500,000
Deferred transaction costs in accounts payable	596,975
Deferred transaction costs in accrued expenses and other liabilities	$ 200,927